Contingencies (Details Textual) - Polo y Ron Minerals, S.A. de C.V. - Legal proceedings contingent liability $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) Concession
Disclosure of contingent liabilities [line items]
Number of mining concessions | Concession	17
Amount recognised as expenses from arrangement involving legal matter | $	$ 422,674